Financial risks (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management [Abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31,
	2020	2019
	$	$

Cash and cash equivalents	90,638	46,267
Amounts receivable	1,709	—
Other assets	1,327	567
Accounts payable and accrued liabilities	(110)	(86)
Revolving credit facility	(50,000)	(15,000)
Net exposure, in US dollars	43,564	31,748
Equivalent in Canadian dollars	55,466	41,234

Disclosure of detailed information about liquidity risk [Table Text Block]
	As at December 31, 2020
	Amount payable		Estimated annual payments
	at maturity	Maturity	2021	2022	2023	2024	2025-2029
	$		$	$	$	$

Conv. debenture (2016)	50,000	February 12, 2021	50,236	—	—	—	—
Conv. debentures (2017)	300,000	December 31, 2022	12,000	312,000	—	—	—
Lease liabilities	—	December 31, 2029	1,915	2,135	1,920	1,284	6,422
Revolving credit facility(i)	63,660	November 14, 2023	2,716	2,716	66,150	—	—
	413,660		66,867	316,851	68,070	1,284	6,422

(i) The interest payable is based on the actual interest rate as at December 31, 2020.